REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Revenues [Abstract]
REVENUES
REVENUES

We had revenues consisting of the following categories (in thousands):

	Three Months Ended March 31,
	2015	2014
Sales of natural gas	$112,786	$145,358
Sales of NGLs and condensate	37,183	51,874
Transportation, gathering and processing fees	35,053	16,115
Other	916	244
Total revenues	$185,938	$213,591

REVENUES
We had revenues consisting of the following categories (in thousands):

	Year ended December 31,
	2014	2013	2012
Sales of natural gas	$530,947	$405,206	$325,421
Sales of NGLs and condensate	226,218	169,523	124,139
Transportation, gathering and processing fees	90,807	59,392	46,113
Other	541	601	456
Total revenues	$848,513	$634,722	$496,129